Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

		December 31,
Description	Effective interest rate p.a.	2020	2019

Cash and bank deposits		465,054	308,958
Cash equivalents
Bank Deposit Certificate – CDB	1.9%	2,216,592	156,593
Debentures	1.9%	361,183	1,160,795
Exclusive investment funds	1.2%	21,986	21,534
		3,064,815	1,647,880